VAN WAGONER CAPITAL APPRECIATION FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
                                  (UNAUDITED)

  Number
 of Shares                                                           Value
 ---------                                                           -----

          COMMON STOCKS                               83.70%
          COMMERCIAL SERVICES - SECURITY/SAFETY        2.11%
  1,000   Check Point Software Technologies Ltd. *                $  23,375
                                                                  ---------

          COMPUTERS - INTEGRATED SYSTEMS               1.82%
    400   Oracle Corp. *                                             20,150
                                                                  ---------

          COMPUTERS - LOCAL NETWORKS                   5.01%
    500   3COM Corp. *                                               22,500
    750   Citrix Systems, Inc. *                                     32,906
                                                                  ---------
                                                                     55,406
                                                                  ---------

          COMPUTERS - MINI/MICRO                       9.85%
    250   Dell Computer Corp. *                                      29,359
    200   Intel Corp.                                                28,363
    750   Micron Electronics, Inc. *                                 13,359
  2,250   Rational Software Corp. *                                  37,828
                                                                  ---------
                                                                    108,909
                                                                  ---------
          COMPUTERS - SERVICES                         2.06%
    450   Viasoft, Inc. *                                            22,838
                                                                  ---------


          COMPUTERS - SOFTWARE                        19.74%
  3,500   Avant! Corp. *+                                           113,094
    200   Microsoft Corp. *                                          25,275
    750   Netscape Communications Corp. *                            24,047
  3,250   Pure Atria Corp. * +                                       45,906
    250   Remedy Corp. *                                             10,000
                                                                  ---------
                                                                    218,322
                                                                  ---------

          ELECTRONICS - LASER SYSTEMS/COMPONENTS       2.20%
    500   Cymer, Inc. *                                              24,375
                                                                  ---------


          ELECTRONICS - SEMICONDUCTOR EQUIPMENT        8.05%
    500   ASM Lithography Holding N.V. *                             29,250
    500   Applied Materials, Inc. *                                  35,406
    500   KLA-Tencor Corp. *                                         24,375
                                                                  ---------
                                                                     89,031
                                                                  ---------


  Number
 of Shares                                                           Value
 ---------                                                           -----
          ELECTRONICS - SEMICONDUCTOR MANUFACTURING    2.59%
    250   Altera Corp. *                                            $12,625
    500   LSI Logic Corp. *                                          16,000
                                                                  ---------
                                                                     28,625
                                                                  ---------

          ENERGY - COMMERCIAL SERVICES                 2.07%
  1,500   Simulation Sciences, Inc. * +                              22,875
                                                                  ---------


          ENERGY - SERVICES                            1.13%
    500   Nabors Industries, Inc. *                                  12,500
                                                                  ---------


          MEDICAL - ETHICAL DRUGS                      1.80%
    500   Dura Pharmaceuticals, Inc. *                               19,937
                                                                  ---------


          MEDICAL - INFORMATION SERVICES               3.11%
    500   HBO & Co.                                                  34,438
                                                                  ---------


          MEDICAL - INSTRUMENTS                        1.83%
    250   Medtronic, Inc.                                            20,250
                                                                  ---------


          MEDICAL - OUTPATIENT/HOME                    1.88%
    500   Renal Care Group, Inc. *                                   20,844
                                                                  ---------


          OIL & GAS                                    9.38%
    500   Baker Hughes, Inc.                                         19,344
  2,000   Comstock Resources, Inc. *                                 20,875
    500   Noble Drilling Corp. *                                     11,281
  1,000   Santa Fe International Corp. *                             34,000
    300   Smith International, Inc. *                                18,225
                                                                  ---------
                                                                    103,725
                                                                  ---------


          POLLUTION CONTROL - SERVICES                 0.92%
    300   Newpark Resources, Inc. *                                  10,125
                                                                  ---------


          RETAIL                                       1.81%
    500   TJX Companies, Inc.                                        13,188
    250   Family Dollar Stores, Inc.                                  6,812
                                                                  ---------
                                                                     20,000
                                                                  ---------

  Number
 of Shares                                                           Value
 ---------                                                           -----

          TELECOMMUNICATIONS - EQUIPMENT               5.85%
    500   Advanced Fibre Communications, Inc. *                     $30,187
    250   Lucent Technologies, Inc.                                  18,016
    500   P-COM, Inc. *                                              16,500
                                                                  ---------
                                                                     64,703
                                                                  ---------

          TEXTILES                                     0.49%
    200   Polo Ralph Lauren Corp. *                                   5,475
                                                                  ---------


          TOTAL COMMON STOCKS (COST $731,150)                       925,903
                                                                   --------

 Principal
  Amount
 ---------

          REPURCHASE AGREEMENTS                       16.45%
$182,000  UMB Bank, n.a., 5.30%, dated 6/30/97,
          repurchase price $182,026, maturing
          7/1/97 (collateralized by U.S.
          Treasury Notes)                                           182,000
                                                                  ---------


          TOTAL REPURCHASE AGREEMENTS (COST $182,000)               182,000
                                                                  ---------


          SHORT-TERM INVESTMENTS                       0.04%
    416   UMB Bank, n.a., Money Market Fiduciary                        416
                                                                  ---------


          TOTAL SHORT-TERM INVESTMENTS (COST $416)                      416
                                                                  ---------


          TOTAL INVESTMENTS (COST $913,566)          100.19%      1,108,319

          Other Liabilities less Assets              (0.19)%        (2,136)
                                                                  ---------

          NET ASSETS                                 100.00%     $1,106,183
                                                                  =========


          * Non-income producing
          + Affiliated company - see Note 6

                       See notes to financial statements.



                            VAN WAGONER GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
                                  (UNAUDITED)

  Number
 of Shares                                                           Value
 ---------                                                           -----

          COMMON STOCKS                               83.81%
          COMMERCIAL SERVICES - SECURITY/SAFETY        2.12%
  1,000   Check Point Software Technologies Ltd. *                  $23,375
                                                                  ---------

          COMPUTERS - INTEGRATED SYSTEMS               1.82%
    400   Oracle Corp. *                                             20,150
                                                                  ---------

          COMPUTERS - LOCAL NETWORKS                   5.01%
    500   3COM Corp. *                                               22,500
    750   Citrix Systems, Inc. *                                     32,906
                                                                  ---------
                                                                     55,406
                                                                  ---------

          COMPUTERS - MINI/MICRO                       9.86%
    250   Dell Computer Corp. *                                      29,359
    200   Intel Corp.                                                28,363
    750   Micron Electronics, Inc. *                                 13,359
  2,250   Rational Software Corp. *                                  37,828
                                                                  ---------
                                                                    108,909
                                                                  ---------

          COMPUTERS - SERVICES                         2.07%
    450   Viasoft, Inc. *                                            22,838
                                                                  ---------

          COMPUTERS - SOFTWARE                        19.76%
  3,500   Avant! Corp. * +                                          113,094
    200   Microsoft Corp. *                                          25,275
    750   Netscape Communications Corp. *                            24,047
  3,250   Pure Atria Corp. * +                                       45,906
    250   Remedy Corp. *                                             10,000
                                                                  ---------
                                                                    218,322
                                                                  ---------

          ELECTRONICS - LASER SYSTEMS/COMPONENTS       2.21%
    500   Cymer, Inc. *                                              24,375
                                                                  ---------

          ELECTRONICS - SEMICONDUCTOR EQUIPMENT        8.06%
    500   ASM Lithography Holding N.V. *                             29,250
    500   Applied Materials, Inc. *                                  35,406
    500   KLA-Tencor Corp. *                                         24,375
                                                                  ---------
                                                                     89,031
                                                                  ---------
  Number
 of Shares                                                           Value
 ---------                                                           -----

          ELECTRONICS - SEMICONDUCTOR MANUFACTURING    2.59%
    250   Altera Corp. *                                            $12,625
    500   LSI Logic Corp. *                                          16,000
                                                                  ---------
                                                                     28,625
                                                                  ---------

          ENERGY - COMMERCIAL SERVICES                 2.07%
  1,500   Simulation Sciences, Inc. * +                              22,875
                                                                  ---------

          ENERGY - SERVICES                            1.13%
    500   Nabors Industries, Inc. *                                  12,500
                                                                  ---------

          MEDICAL - ETHICAL DRUGS                      1.80%
    500   Dura Pharmaceuticals, Inc. *                               19,937
                                                                  ---------

          MEDICAL - INFORMATION SERVICES               3.12%
    500   HBO & Co.                                                  34,438
                                                                  ---------

          MEDICAL - INSTRUMENTS                        1.83%
    250   Medtronic, Inc.                                            20,250
                                                                  ---------

          MEDICAL - OUTPATIENT/HOME                    1.89%
    500   Renal Care Group, Inc. *                                   20,844
                                                                  ---------

          OIL & GAS                                    9.39%
    500   Baker Hughes, Inc.                                         19,344
  2,000   Comstock Resources, Inc. *                                 20,875
    500   Noble Drilling Corp. *                                     11,281
  1,000   Santa Fe International Corp. *                             34,000
    300   Smith International, Inc. *                                18,225
                                                                  ---------
                                                                    103,725
                                                                  ---------

          POLLUTION CONTROL - SERVICES                 0.92%
    300   Newpark Resources, Inc. *                                  10,125
                                                                  ---------

          RETAIL                                       1.81%
    500   TJX Companies, Inc.                                        13,188
    250   Family Dollar Stores, Inc.                                  6,812
                                                                  ---------
                                                                     20,000
                                                                  ---------

  Number
 of Shares                                                           Value
 ---------                                                           -----

          TELECOMMUNICATIONS - EQUIPMENT               5.86%
    500   Advanced Fibre Communications, Inc. *                     $30,187
    250   Lucent Technologies, Inc.                                  18,016
    500   P-COM, Inc. *                                              16,500
                                                                  ---------
                                                                     64,703
                                                                  ---------

          TEXTILES                                     0.49%
    200   Polo Ralph Lauren Corp. *                                   5,475
                                                                  ---------


          TOTAL COMMON STOCKS (COST $731,150)                       925,903
                                                                  ---------

Principal
 Amount
---------

          REPURCHASE AGREEMENTS                       16.29%
$180,000  UMB Bank, n.a., 5.30%, dated 6/30/97,
          repurchase price $180,026, maturing
          7/1/97 (collateralized by U.S.
          Treasury Notes)                                           180,000
                                                                  ---------

          TOTAL REPURCHASE AGREEMENTS (COST $180,000)               180,000
                                                                  ---------

          SHORT-TERM INVESTMENTS                       0.00%
     38   UMB Bank, n.a., Money Market Fiduciary                         38
                                                                  ---------

          TOTAL SHORT-TERM INVESTMENTS (COST $38)                        38
                                                                  ---------

          TOTAL INVESTMENTS (COST $911,188)          100.10%      1,105,941

          Other Liabilities less Assets              (0.10)%        (1,111)
                                                                  ---------

          NET ASSETS                                 100.00%     $1,104,830
                                                                  =========


          * Non-income producing
          + Affiliated company - see Note 6

                       See notes to financial statements.




                            VAN WAGONER FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                      Capital
                                                    Appreciation     Growth
                                                        Fund          Fund
                                                    -----------      -------
ASSETS:
  Investments, at value:
     Nonaffiliated issuers (cost $632,111 and
       $631,733, respectively)                        $744,444       $744,066
     Affiliated issuers (cost $99,455 and
       $99,455, respectively)                          181,875        181,875
  Repurchase agreements, at value (cost $182,000
     and $180,000, respectively)                       182,000        180,000
  Receivable for investments sold                       13,093         13,093
  Receivable from investment adviser                    10,579         10,365
  Interest and dividends receivable                        230            228
  Cash                                                  20,000         21,000
  Prepaid expenses and other assets                     11,293         11,291
                                                     ---------      ---------

  Total Assets                                       1,163,514      1,161,918
                                                     ---------      ---------

LIABILITIES:
  Payable for investments purchased                     39,948         39,948
  Accrued investment advisory fee                        1,096            876
  Accrued distribution fee                               1,116          1,114
  Accrued expenses and other liabilities                15,171         15,150
                                                     ---------      ---------

  Total Liabilities                                     57,331         57,088
                                                     ---------      ---------
NET ASSETS                                          $1,106,183     $1,104,830
                                                     =========      =========

NET ASSETS CONSIST OF:
  Capital stock                                     $       11     $       11
  Paid-in-capital                                    1,104,270      1,104,289
  Accumulated net realized loss on investments       (192,851)      (194,223)
  Net unrealized appreciation on investments           194,753        194,753
                                                     ---------      ---------

  Net Assets                                        $1,106,183     $1,104,830
                                                     =========      =========

CAPITAL STOCK, $0.0001 PAR VALUE
  Authorized                                       100,000,000    100,000,000
  Issued and outstanding                               109,344        109,459

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)                         $     10.12    $     10.09
                                                   ===========    ===========

                       See notes to financial statements.




                            VAN WAGONER FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)


                                                      Capital
                                                    Appreciation     Growth
                                                        Fund          Fund
                                                    -----------      -------
INVESTMENT INCOME:
  Interest                                              $2,805         $2,811
  Dividends                                                319            319
                                                     ---------      ---------

  Total Investment Income                                3,124          3,130
                                                     ---------      ---------

EXPENSES:
  Fund accounting and administration fees               30,580         30,580
  Federal and state registration fees                   12,030         12,032
  Professional fees                                      8,544          8,544
  Investment advisory fees                               5,579          4,456
  Custody fees                                           4,352          4,353
  Printing and postage expenses                          2,699          2,699
  Directors' fees and expenses                           1,381          1,381
  Distribution fees                                      1,116          1,114
  Transfer agent fees and expenses                          66             73
  Miscellaneous                                            808            807
                                                     ---------      ---------

  Total expenses before waiver                          67,155         66,039
  Less:  Waiver of expenses                           (58,452)       (57,349)
                                                     ---------      ---------

  Net Expenses                                           8,703          8,690
                                                     ---------      ---------

NET INVESTMENT LOSS                                    (5,579)        (5,560)
                                                     ---------      ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss on investments                   (192,851)      (194,223)
  Change in unrealized appreciation on investments     194,753        194,753
                                                     ---------      ---------

  Net Gain on Investments                                1,902            530
                                                     ---------      ---------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                             $(3,677)       $(5,030)
                                                      ========       ========


                       See notes to financial statements.





                            VAN WAGONER FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                         SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)


                                                      Capital
                                                    Appreciation     Growth
                                                        Fund          Fund
                                                    -----------      -------
OPERATIONS:
  Net investment loss                                 $(5,579)       $(5,560)
  Net realized loss on investments                   (192,851)      (194,223)
  Change in unrealized appreciation
     on investments                                    194,753        194,753
                                                     ---------      ---------

  Net decrease in net assets resulting
     from operations                                   (3,677)        (5,030)
                                                     ---------      ---------


CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                       1,109,860      1,109,860
  Redemption of shares                                       -              -
                                                     ---------      ---------

  Net increase from share transactions               1,109,860      1,109,860
                                                     ---------      ---------


TOTAL INCREASE IN NET ASSETS                         1,106,183      1,104,830


NET ASSETS:
  Beginning of period                                        -              -
                                                     ---------      ---------

  End of period                                     $1,106,183     $1,104,830
                                                     =========      =========


TRANSACTIONS IN SHARES:
  Shares sold                                          109,344        109,459
  Shares redeemed                                            -              -
                                                     ---------      ---------

  Net increase                                         109,344        109,459
                                                     =========      =========


                       See notes to financial statements.





                            VAN WAGONER FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                         SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)
              For a Fund share outstanding throughout the period.


                                                      Capital
                                                    Appreciation     Growth
                                                      Fund<F1>      Fund<F1>
                                                    -----------      -------

NET ASSET VALUE, BEGINNING OF PERIOD                    $10.00         $10.00


INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                   (0.05)         (0.05)
  Net realized and unrealized gains on investments        0.17           0.14
                                                        ------         ------

   Total from investment operations                       0.12           0.09
                                                        ------         ------


NET ASSET VALUE, END OF PERIOD                          $10.12         $10.09
                                                        ======         ======


TOTAL RETURN<F2>                                         1.20%          0.90%


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000s)                      $1,106         $1,105
  Ratio of expenses to average net assets, net of
     waivers and reimbursements<F3>                      1.95%          1.95%
  Ratio of net investment loss to average net
     assets, net of waivers and reimbursements<F3>     (1.25)%        (1.25)%
  Ratio of expenses to average net assets, before
     waivers and reimbursements<F3>                     15.05%         14.82%
  Ratio of net investment loss to average net
     assets, before waivers and reimbursements<F3>    (14.35)%       (14.12)%
  Portfolio turnover rate<F2>                             333%           332%
  Average commission rate paid on portfolio
     investment transactions                           $0.0459        $0.0459

<F1>  Commenced operations after the close of business on December 31, 1996
<F2>  Not annualized
<F3>  Annualized

                         See notes to financial statements.




                            VAN WAGONER FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1997
                                  (UNAUDITED)


(1)  Organization
     ------------
     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Capital Appreciation Fund and the Growth Fund (collectively, the "Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc. The Funds commenced operations after the close of business on December 31, 1996.

(2)  Significant Accounting Policies
     -------------------------------
     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (a) Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser pursuant to guidelines established by the Board of Directors.

     (b) Repurchase Agreements - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.


                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)


     (c) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

     (d) Federal Income Taxes - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     (e) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.

     (f) Other - Investment transactions are accounted for on the trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Advisory Agreement
     -----------------------------
     The Funds have an agreement with Van Wagoner Capital Management, Inc. (The "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the rate of 1.25% and 1.00% of the average daily net assets of the Capital Appreciation Fund and Growth Fund, respectively. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the expense limitation of 1.95% for each Fund until January 1, 1998. Expenses of $58,452 and $57,349 were waived in the Capital Appreciation and Growth Funds, respectively.


                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)


(4)  Service and Distribution Plan
     -----------------------------
     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets.

(5)  Investment Transactions
     -----------------------
     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 1997 were as follows:

                                              Capital
                                            Appreciation      Growth
                                                Fund           Fund
                                            ------------    ----------
     Purchases                               $3,131,561     $3,132,933
     Sales                                    2,243,540      2,243,540

     For the six months ended June 30, 1997, there were no purchases or sales of long-term U.S. Government securities.

     The cost of securities on a tax basis for the Capital Appreciation Fund and Growth Fund is $966,584 and $965,578, respectively. At June 30, 1997, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                              Capital
                                            Appreciation      Growth
                                                Fund           Fund
                                            ------------    ----------
     Unrealized appreciation                 $165,499        $165,499
     (Unrealized depreciation)               (23,764)        (25,136)
                                             --------        --------
     Net unrealized depreciation
       on investments                        $141,735        $140,363
                                             ========        ========


                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)


(6)  Transactions with Affiliated Companies
     --------------------------------------
     An affiliated company is a company in which one or more Funds has ownership of at least 5% of the voting securities. Companies which are affiliates of each Fund are as follows:

                                                       Share Activity
                                   ------------------------------------------------------

                                                                                                              Amount of
                                                                                               Amount of     Gain (Loss)
                                                                                               Dividends     Realized on
                                                                                              Credited to      Sale of
                                    Balance       Purchases/       Sales/        Balance       Income in      Shares in
Security Name                       12/31/96      Additions      Reductions      6/30/97      Fiscal 1997    Fiscal 1997
--------------                      --------      ----------     ----------      --------     -----------    -----------
CAPITAL APPRECIATION FUND

Avant! Corp. *                         -            5,450          1,950          3,500             -         $(17,950)

Cardiovascular
Dynamics, Inc. *                       -            2,500          2,500            -               -             1,613

NCS HealthCare,
Inc. *                                 -              500            500            -               -           (2,098)

Patterson
Energy, Inc. *                         -              900            900            -               -             4,281
Pure Atria
Corp. *                                -            4,950          1,700          3,250             -          (10,029)

Simulation
Sciences, Inc. *                       -            1,500             -           1,500             -               -

Template
Software, Inc. *                       -            1,000          1,000            -               -           (1,251)
                                                                                                -----         ---------
                                                                                                $   -         $(25,434)
                                                                                                =====         =========

                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)


(6)  Transactions with Affiliated Companies (continued)

                                                       Share Activity
                                   ------------------------------------------------------
                                                                                                              Amount of
                                                                                               Amount of     Gain (Loss)
                                                                                               Dividends     Realized on
                                                                                              Credited to      Sale of
                                    Balance       Purchases/       Sales/        Balance       Income in      Shares in
Security Name                       12/31/96      Additions      Reductions      6/30/97      Fiscal 1997    Fiscal 1997
--------------                      --------      ----------     ----------      --------     -----------    -----------

GROWTH FUND

Avant! Corp. *                         -            5,450          1,950          3,500             -         $(17,950)

Cardiovascular Dynamics, Inc. *        -            2,500          2,500             -              -             1,613

NCS HealthCare, Inc. *                 -              500            500             -              -           (2,098)

Patterson Energy, Inc. *               -              900            900             -              -             4,281

Pure Atria Corp. *                     -            4,950          1,700          3,250             -          (10,029)

Simulation Sciences, Inc. *            -            1,500             -           1,500             -                 -

Template Software, Inc. *              -            1,000          1,000             -              -           (1,251)
                                                                                                -----         ---------
                                                                                                $   -         $(25,434)
                                                                                                =====         =========
* Non-income producing
